Capital risk management (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL RISK MANAGEMENT
Schedule of capital

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	955.9	789.3
Long-term debt	491.0	489.2
	1,446.9	1,278.5
Cash and cash equivalents	(481.5)	(186.3)
Total	965.4	1,092.2